Financial risk - Credit risk by industry (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Financial risk
Undrawn credit commitments	$ 196,941	$ 191,340
Credit risk
Financial risk
Total on balance sheet	894,040	884,300
Undrawn credit commitments	196,941	191,340
Total gross credit risk	1,090,981	1,075,640
Australia | Credit risk
Financial risk
Total on balance sheet	760,194	752,564
Undrawn credit commitments	160,494	151,773
Total gross credit risk	920,688	904,337
New Zealand | Credit risk
Financial risk
Total on balance sheet	101,176	95,791
Undrawn credit commitments	25,020	23,075
Total gross credit risk	126,196	118,866
Other overseas | Credit risk
Financial risk
Total on balance sheet	32,670	35,945
Undrawn credit commitments	11,427	16,492
Total gross credit risk	44,097	52,437
Accommodation, cafes and restaurants | Australia | Credit risk
Financial risk
Total on balance sheet	7,956	8,061
Undrawn credit commitments	1,225	1,070
Total gross credit risk	9,181	9,131
Accommodation, cafes and restaurants | New Zealand | Credit risk
Financial risk
Total on balance sheet	389	356
Undrawn credit commitments	51	36
Total gross credit risk	440	392
Accommodation, cafes and restaurants | Other overseas | Credit risk
Financial risk
Total on balance sheet	118	109
Undrawn credit commitments	10	11
Total gross credit risk	128	120
Agriculture, forestry and fishing | Australia | Credit risk
Financial risk
Total on balance sheet	10,159	9,250
Undrawn credit commitments	2,219	2,014
Total gross credit risk	12,378	11,264
Agriculture, forestry and fishing | New Zealand | Credit risk
Financial risk
Total on balance sheet	9,158	8,631
Undrawn credit commitments	632	607
Total gross credit risk	9,790	9,238
Agriculture, forestry and fishing | Other overseas | Credit risk
Financial risk
Total on balance sheet	124	150
Undrawn credit commitments	5	3
Total gross credit risk	129	153
Construction | Australia | Credit risk
Financial risk
Total on balance sheet	6,726	7,229
Undrawn credit commitments	3,643	3,340
Total gross credit risk	10,369	10,569
Construction | New Zealand | Credit risk
Financial risk
Total on balance sheet	517	503
Undrawn credit commitments	429	350
Total gross credit risk	946	853
Construction | Other overseas | Credit risk
Financial risk
Total on balance sheet	51	55
Undrawn credit commitments	118	127
Total gross credit risk	169	182
Finance and insurance | Australia | Credit risk
Financial risk
Total on balance sheet	81,502	73,052
Undrawn credit commitments	8,954	7,316
Total gross credit risk	90,456	80,368
Finance and insurance | New Zealand | Credit risk
Financial risk
Total on balance sheet	12,701	11,685
Undrawn credit commitments	1,782	1,507
Total gross credit risk	14,483	13,192
Finance and insurance | Other overseas | Credit risk
Financial risk
Total on balance sheet	19,194	17,712
Undrawn credit commitments	2,243	3,093
Total gross credit risk	21,437	20,805
Government, administration and defence | Australia | Credit risk
Financial risk
Total on balance sheet	80,182	63,582
Undrawn credit commitments	1,588	1,766
Total gross credit risk	81,770	65,348
Government, administration and defence | New Zealand | Credit risk
Financial risk
Total on balance sheet	7,833	6,667
Undrawn credit commitments	865	856
Total gross credit risk	8,698	7,523
Government, administration and defence | Other overseas | Credit risk
Financial risk
Total on balance sheet	4,787	5,646
Undrawn credit commitments	18	23
Total gross credit risk	4,805	5,669
Manufacturing | Australia | Credit risk
Financial risk
Total on balance sheet	9,248	10,504
Undrawn credit commitments	6,477	5,850
Total gross credit risk	15,725	16,354
Manufacturing | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,804	2,079
Undrawn credit commitments	1,782	1,758
Total gross credit risk	3,586	3,837
Manufacturing | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,908	3,830
Undrawn credit commitments	3,443	5,329
Total gross credit risk	5,351	9,159
Mining | Australia | Credit risk
Financial risk
Total on balance sheet	3,402	3,325
Undrawn credit commitments	3,735	3,802
Total gross credit risk	7,137	7,127
Mining | New Zealand | Credit risk
Financial risk
Total on balance sheet	208	289
Undrawn credit commitments	97	29
Total gross credit risk	305	318
Mining | Other overseas | Credit risk
Financial risk
Total on balance sheet	352	500
Undrawn credit commitments	1,194	1,872
Total gross credit risk	1,546	2,372
Property | Australia | Credit risk
Financial risk
Total on balance sheet	45,139	45,467
Undrawn credit commitments	10,869	10,119
Total gross credit risk	56,008	55,586
Property | New Zealand | Credit risk
Financial risk
Total on balance sheet	7,433	6,977
Undrawn credit commitments	977	1,120
Total gross credit risk	8,410	8,097
Property | Other overseas | Credit risk
Financial risk
Total on balance sheet	416	493
Undrawn credit commitments	27	29
Total gross credit risk	443	522
Property services and business services | Australia | Credit risk
Financial risk
Total on balance sheet	12,712	14,191
Undrawn credit commitments	7,019	5,898
Total gross credit risk	19,731	20,089
Property services and business services | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,033	1,300
Undrawn credit commitments	712	557
Total gross credit risk	1,745	1,857
Property services and business services | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,652	1,766
Undrawn credit commitments	790	863
Total gross credit risk	2,442	2,629
Services | Australia | Credit risk
Financial risk
Total on balance sheet	11,922	12,340
Undrawn credit commitments	7,595	6,523
Total gross credit risk	19,517	18,863
Services | New Zealand | Credit risk
Financial risk
Total on balance sheet	2,168	2,023
Undrawn credit commitments	853	577
Total gross credit risk	3,021	2,600
Services | Other overseas | Credit risk
Financial risk
Total on balance sheet	218	244
Undrawn credit commitments	698	637
Total gross credit risk	916	881
Trade | Australia | Credit risk
Financial risk
Total on balance sheet	13,633	16,593
Undrawn credit commitments	10,171	7,677
Total gross credit risk	23,804	24,270
Trade | New Zealand | Credit risk
Financial risk
Total on balance sheet	2,025	2,441
Undrawn credit commitments	1,510	1,259
Total gross credit risk	3,535	3,700
Trade | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,555	2,318
Undrawn credit commitments	1,931	2,859
Total gross credit risk	3,486	5,177
Transport and storage | Australia | Credit risk
Financial risk
Total on balance sheet	9,392	9,529
Undrawn credit commitments	5,136	5,114
Total gross credit risk	14,528	14,643
Transport and storage | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,249	1,209
Undrawn credit commitments	871	755
Total gross credit risk	2,120	1,964
Transport and storage | Other overseas | Credit risk
Financial risk
Total on balance sheet	755	999
Undrawn credit commitments	276	652
Total gross credit risk	1,031	1,651
Utilities | Australia | Credit risk
Financial risk
Total on balance sheet	6,368	5,567
Undrawn credit commitments	4,918	4,487
Total gross credit risk	11,286	10,054
Utilities | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,809	1,938
Undrawn credit commitments	1,681	1,447
Total gross credit risk	3,490	3,385
Utilities | Other overseas | Credit risk
Financial risk
Total on balance sheet	952	1,088
Undrawn credit commitments	615	931
Total gross credit risk	1,567	2,019
Retail lending | Australia | Credit risk
Financial risk
Total on balance sheet	454,986	467,206
Undrawn credit commitments	84,454	84,057
Total gross credit risk	539,440	551,263
Retail lending | New Zealand | Credit risk
Financial risk
Total on balance sheet	52,645	49,542
Undrawn credit commitments	12,596	12,056
Total gross credit risk	65,241	61,598
Retail lending | Other overseas | Credit risk
Financial risk
Total on balance sheet	459	864
Undrawn credit commitments	32	37
Total gross credit risk	491	901
Other | Australia | Credit risk
Financial risk
Total on balance sheet	6,867	6,668
Undrawn credit commitments	2,491	2,740
Total gross credit risk	9,358	9,408
Other | New Zealand | Credit risk
Financial risk
Total on balance sheet	204	151
Undrawn credit commitments	182	161
Total gross credit risk	386	312
Other | Other overseas | Credit risk
Financial risk
Total on balance sheet	129	171
Undrawn credit commitments	27	26
Total gross credit risk	156	197
Parent Entity
Financial risk
Undrawn credit commitments	171,979	168,487
Parent Entity | Credit risk
Financial risk
Total on balance sheet	963,313	925,031
Undrawn credit commitments	171,979	168,487
Total gross credit risk	1,135,292	1,093,518
Parent Entity | Australia | Credit risk
Financial risk
Total on balance sheet	919,598	876,011
Undrawn credit commitments	160,474	151,773
Total gross credit risk	1,080,072	1,027,784
Parent Entity | New Zealand | Credit risk
Financial risk
Total on balance sheet	11,307	13,349
Undrawn credit commitments	558	559
Total gross credit risk	11,865	13,908
Parent Entity | Other overseas | Credit risk
Financial risk
Total on balance sheet	32,408	35,671
Undrawn credit commitments	10,947	16,155
Total gross credit risk	43,355	51,826
Parent Entity | Accommodation, cafes and restaurants | Australia | Credit risk
Financial risk
Total on balance sheet	7,880	7,989
Undrawn credit commitments	1,225	1,070
Total gross credit risk	9,105	9,059
Parent Entity | Accommodation, cafes and restaurants | New Zealand | Credit risk
Financial risk
Undrawn credit commitments	1
Total gross credit risk	1
Parent Entity | Accommodation, cafes and restaurants | Other overseas | Credit risk
Financial risk
Total on balance sheet	81	67
Undrawn credit commitments	10	10
Total gross credit risk	91	77
Parent Entity | Agriculture, forestry and fishing | Australia | Credit risk
Financial risk
Total on balance sheet	10,101	9,191
Undrawn credit commitments	2,219	2,014
Total gross credit risk	12,320	11,205
Parent Entity | Agriculture, forestry and fishing | New Zealand | Credit risk
Financial risk
Total on balance sheet	48	67
Undrawn credit commitments	4	7
Total gross credit risk	52	74
Parent Entity | Agriculture, forestry and fishing | Other overseas | Credit risk
Financial risk
Total on balance sheet	114	130
Undrawn credit commitments	1	1
Total gross credit risk	115	131
Parent Entity | Construction | Australia | Credit risk
Financial risk
Total on balance sheet	6,213	6,853
Undrawn credit commitments	3,643	3,340
Total gross credit risk	9,856	10,193
Parent Entity | Construction | New Zealand | Credit risk
Financial risk
Total on balance sheet	11	17
Undrawn credit commitments	35	16
Total gross credit risk	46	33
Parent Entity | Construction | Other overseas | Credit risk
Financial risk
Total on balance sheet	46	47
Undrawn credit commitments	114	125
Total gross credit risk	160	172
Parent Entity | Finance and insurance | Australia | Credit risk
Financial risk
Total on balance sheet	244,758	200,863
Undrawn credit commitments	8,954	7,316
Total gross credit risk	253,712	208,179
Parent Entity | Finance and insurance | New Zealand | Credit risk
Financial risk
Total on balance sheet	8,173	9,501
Undrawn credit commitments	135	116
Total gross credit risk	8,308	9,617
Parent Entity | Finance and insurance | Other overseas | Credit risk
Financial risk
Total on balance sheet	20,585	19,380
Undrawn credit commitments	2,217	3,067
Total gross credit risk	22,802	22,447
Parent Entity | Government, administration and defence | Australia | Credit risk
Financial risk
Total on balance sheet	80,166	63,599
Undrawn credit commitments	1,588	1,766
Total gross credit risk	81,754	65,365
Parent Entity | Government, administration and defence | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,743	2,196
Undrawn credit commitments	8	8
Total gross credit risk	1,751	2,204
Parent Entity | Government, administration and defence | Other overseas | Credit risk
Financial risk
Total on balance sheet	3,902	4,815
Undrawn credit commitments	18	23
Total gross credit risk	3,920	4,838
Parent Entity | Manufacturing | Australia | Credit risk
Financial risk
Total on balance sheet	9,037	10,322
Undrawn credit commitments	6,477	5,850
Total gross credit risk	15,514	16,172
Parent Entity | Manufacturing | New Zealand | Credit risk
Financial risk
Total on balance sheet	184	259
Undrawn credit commitments	51	69
Total gross credit risk	235	328
Parent Entity | Manufacturing | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,905	3,822
Undrawn credit commitments	3,384	5,269
Total gross credit risk	5,289	9,091
Parent Entity | Mining | Australia | Credit risk
Financial risk
Total on balance sheet	3,381	3,304
Undrawn credit commitments	3,735	3,802
Total gross credit risk	7,116	7,106
Parent Entity | Mining | New Zealand | Credit risk
Financial risk
Total on balance sheet	5	11
Total gross credit risk	5	11
Parent Entity | Mining | Other overseas | Credit risk
Financial risk
Total on balance sheet	330	497
Undrawn credit commitments	1,134	1,869
Total gross credit risk	1,464	2,366
Parent Entity | Property | Australia | Credit risk
Financial risk
Total on balance sheet	45,139	45,405
Undrawn credit commitments	10,868	10,119
Total gross credit risk	56,007	55,524
Parent Entity | Property | New Zealand | Credit risk
Financial risk
Total on balance sheet	102	117
Undrawn credit commitments		3
Total gross credit risk	102	120
Parent Entity | Property | Other overseas | Credit risk
Financial risk
Total on balance sheet	209	227
Undrawn credit commitments	10	13
Total gross credit risk	219	240
Parent Entity | Property services and business services | Australia | Credit risk
Financial risk
Total on balance sheet	11,992	13,348
Undrawn credit commitments	7,019	5,898
Total gross credit risk	19,011	19,246
Parent Entity | Property services and business services | New Zealand | Credit risk
Financial risk
Total on balance sheet	88	123
Undrawn credit commitments	16	18
Total gross credit risk	104	141
Parent Entity | Property services and business services | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,585	1,683
Undrawn credit commitments	786	862
Total gross credit risk	2,371	2,545
Parent Entity | Services | Australia | Credit risk
Financial risk
Total on balance sheet	11,581	12,094
Undrawn credit commitments	7,595	6,523
Total gross credit risk	19,176	18,617
Parent Entity | Services | New Zealand | Credit risk
Financial risk
Total on balance sheet	46	46
Undrawn credit commitments		1
Total gross credit risk	46	47
Parent Entity | Services | Other overseas | Credit risk
Financial risk
Total on balance sheet	196	216
Undrawn credit commitments	695	634
Total gross credit risk	891	850
Parent Entity | Trade | Australia | Credit risk
Financial risk
Total on balance sheet	13,425	16,408
Undrawn credit commitments	10,171	7,677
Total gross credit risk	23,596	24,085
Parent Entity | Trade | New Zealand | Credit risk
Financial risk
Total on balance sheet	337	392
Undrawn credit commitments	157	170
Total gross credit risk	494	562
Parent Entity | Trade | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,417	2,140
Undrawn credit commitments	1,754	2,688
Total gross credit risk	3,171	4,828
Parent Entity | Transport and storage | Australia | Credit risk
Financial risk
Total on balance sheet	9,044	9,221
Undrawn credit commitments	5,136	5,114
Total gross credit risk	14,180	14,335
Parent Entity | Transport and storage | New Zealand | Credit risk
Financial risk
Total on balance sheet	76	76
Undrawn credit commitments	67	64
Total gross credit risk	143	140
Parent Entity | Transport and storage | Other overseas | Credit risk
Financial risk
Total on balance sheet	665	888
Undrawn credit commitments	268	643
Total gross credit risk	933	1,531
Parent Entity | Utilities | Australia | Credit risk
Financial risk
Total on balance sheet	6,342	5,542
Undrawn credit commitments	4,918	4,487
Total gross credit risk	11,260	10,029
Parent Entity | Utilities | New Zealand | Credit risk
Financial risk
Total on balance sheet	492	507
Undrawn credit commitments	83	73
Total gross credit risk	575	580
Parent Entity | Utilities | Other overseas | Credit risk
Financial risk
Total on balance sheet	896	1,038
Undrawn credit commitments	511	905
Total gross credit risk	1,407	1,943
Parent Entity | Retail lending | Australia | Credit risk
Financial risk
Total on balance sheet	454,808	466,188
Undrawn credit commitments	84,437	84,057
Total gross credit risk	539,245	550,245
Parent Entity | Retail lending | New Zealand | Credit risk
Financial risk
Undrawn credit commitments	1	13
Total gross credit risk	1	13
Parent Entity | Retail lending | Other overseas | Credit risk
Financial risk
Total on balance sheet	359	588
Undrawn credit commitments	31	32
Total gross credit risk	390	620
Parent Entity | Other | Australia | Credit risk
Financial risk
Total on balance sheet	5,731	5,684
Undrawn credit commitments	2,489	2,740
Total gross credit risk	8,220	8,424
Parent Entity | Other | New Zealand | Credit risk
Financial risk
Total on balance sheet	2	37
Undrawn credit commitments		1
Total gross credit risk	2	38
Parent Entity | Other | Other overseas | Credit risk
Financial risk
Total on balance sheet	118	133
Undrawn credit commitments	14	14
Total gross credit risk	$ 132	$ 147